Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 226,985	$ 2,066,793
Investment in debt securities		2,120,082
Accounts receivable – net	1,192,340	766,692
Inventory	134,057	151,248
Prepaids and other	220,909	329,351
Total Current Assets	1,774,291	5,434,166
Vehicle – net	3,310,187	4,589,159
Deposits	49,063	52,737
Total Assets	5,717,332	10,597,844
Current Liabilities
Line of credit		1,000,000
Total Current Liabilities	6,984,960	3,298,009
Long Term Liabilities
Notes payable- net	353,490	1,198,380
Total Long Term Liabilities	638,578	1,514,388
Total Liabilities	7,623,538	4,812,397
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Preferred stock - $0.0001 par value; 5,000,000 shares authorized none issued and outstanding, respectively
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	451	334
Common stock issuable	26
Additional paid-in capital	43,410,367	40,674,864
Accumulated (deficit) earnings	(45,317,050)	(34,845,161)
Accumulated other comprehensive loss		(44,590)
Total Stockholders’ Equity (Deficit)	(1,906,206)	5,785,447
Total Liabilities and Stockholders’ Equity (Deficit)	5,717,332	10,597,844
Next Charging LLC [Member]
Current Assets
Cash and cash equivalents	544,276	1,457
Escrow deposit	250,000
Note receivable, related party, net of allowance	2,582,675	72,191
Total Current Assets	3,376,951	73,648
Vehicle – net	78,742
Total Assets	3,455,693	73,648
Current Liabilities
Total Current Liabilities	3,942,091	38,566
Long Term Liabilities
Total Liabilities	3,942,091	38,566
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	100	100
Additional paid-in capital	77,521	2,962
Accumulated (deficit) earnings	(564,019)	32,020
Total Stockholders’ Equity (Deficit)	(486,398)	35,082
Total Liabilities and Stockholders’ Equity (Deficit)	3,455,693	73,648
Nonrelated Party [Member]
Current Assets
Operating lease - right-of-use asset	297,394	521,782
Current Liabilities
Accounts payable and accrued expenses	845,275	1,256,479
Notes payable – related party	946,228	811,516
Operating lease liability	246,880	230,014
Long Term Liabilities
Operating lease liability	69,128	316,008
Nonrelated Party [Member] | Next Charging LLC [Member]
Current Liabilities
Accounts payable and accrued expenses	72,441	3,916
Related Party [Member]
Current Assets
Operating lease - right-of-use asset	286,397
Current Liabilities
Accounts payable and accrued expenses	72,428
Notes payable – related party	4,802,115
Operating lease liability	72,034
Long Term Liabilities
Operating lease liability	215,960
Related Party [Member] | Next Charging LLC [Member]
Current Assets
Note receivable, related party, net of allowance	2,582,675	72,191
Current Liabilities
Notes payable – related party	$ 3,869,650	$ 34,650